Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of assets available for benefits and changes in assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Statements of Assets Available for Benefits:
Assets available for benefits per the financial statements	$1,227,367,743	$1,179,386,523
Deemed distributions	(243,610)	(265,213)
Net Assets per the Form 5500, at fair value	$1,227,124,133	$1,179,121,310

	2025	2024
Statements of Changes in Assets Available for Benefits:
Increase in assets available for benefits before plan transfers per the financial statements	$84,654,595	$91,930,358
Deemed distributions	21,603	23,903
Net income per Form 5500	$84,676,198	$91,954,261